Financial risk management	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial risk management
16. Financial risk management
The Group’s principal financial instruments consist of receivables, trade and other trade payables. The financial instruments represent the Group’s working capital to serve the Group’s day-to-day
operations.
The Group is exposed to market risk (including currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Group’s management manages each risk as discussed below.
Market risk
Currency risk
The Group operates internationally and is exposed to currency risk arising from various currency exposure, primarily with respect to the British pound and the US Dollar as the Group has agreements with Contract Research Organizations (‘CRO’s) which are based in Great Britain, and consulting agreements with parties that are based in the United States of America and Switzerland. From these transactions, currency risk arises. No formal policy has been set-up
to manage the currency risk against the functional currency of the Group. As of December 31, 2020, the amount of trade payables in foreign currency was limited. Foreign currency trade payables are short term in nature (generally 30 days). The Group keeps an amount of €27.8 million in USD on its bank accounts for the purpose of paying its suppliers that invoices to the Group in USD, resulting in the increase of Group’s exposure to currency risk.
Price risk
The market prices for the provision of preclinical and clinical materials and services, as well as external contracted research may vary over time. The commercial prices of any of the Group’s products or product candidates are currently uncertain. The Group is not exposed to commodity price risk.
Interest risk
The Group has no borrowings and is therefore not exposed to changes in the interest rates on loans and borrowings. The Group has €98.6 million of cash on the balance sheet at December 31, 2020. The Group is implementing its treasury strategy to monitor the impact of
changes in interest rates.
Credit risk
Credit risk arises from cash and other financial assets, including deposits with banks and financial institutions. Cash deposits and investments are placed only with accredited financial institutions. Credit risk is further limited by investing only in liquid instruments. The Group’s maximum exposure to credit risk for the components of the statements of financial position on December 31, 2020 and 2019 are the carrying amounts as illustrated in Note 11.
There are no financial assets past due date or impaired.
Concentration of Credit Risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash. Cash deposits are placed only with reputable financial institutions with a credit rating of not less than
A-
(Standard & Poor’s). Credit risk is further limited by investing only in liquid instruments.
Liquidity risk
Liquidity risk is the risk that the Group might encounter difficulties in meeting the obligations associated with its financial liabilities, which are normally settled by delivering cash. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due.
As of December 31, 2020, the Company has cash of €98.6 million.
On February 9, 2021, the Company completed its initial public offering (IPO) with total net proceeds of USD 176.9 million.
Based on the existing operating plan, anticipated working capital requirements and available capital sources, the Company believes that it can execute on strategy and realize liquidity planning and it is able to finance its activities for at least twenty-four months following the date of these consolidated financial statements.
The Company may need additional funding in the future, which could possibly not be available to the Group at all or not at acceptable or favorable terms. This could lead to a situation where the Group would have to delay the execution of parts of its business plan.
The Group manages liquidity risks by holding appropriate reserves, taking timely action for future funding, as well as by monitoring forecasted and actual cash flows and reconciling the maturity profiles of financial assets and liabilities.
The below table summarizes the maturity profile of the Group’s accrued liabilities based on contractual undiscounted payments:

	Less than 12 months	1 to 5 years	Total
December 31, 2020	€	€	€
Trade and other payables	846,952	—	846,952
Accrued liabilities	4,466,837	—	4,466,837

	Less than 12 months	1 to 5 years	Total
December 31, 2019	€	€	€
Trade and other payables	517,771	—	517,771
Accrued liabilities	1,406,359	—	1,406,359